Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Changes in goodwill are summarized as follows:

Year ended December 31	2014	2015
(in thousands)	EUR	EUR

Cost
Balance at beginning of year	2,088,589	2,357,536
Effect of changes in exchange rates	268,947	267,016
Balance at end of year	2,357,536	2,624,552